Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Inventories (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Inventories

Inventories

Inventories are composed of raw materials and finished goods. Our inventory process begins when our Company takes possession of dried coffee fruit from coffee growers in Hawaii. We then ship the raw material to our California warehouse for storage and then send required quantities to subcontractors for value-added processing. This value-added processing consists of water based extraction whereby the dried coffee fruit is reduced to liquid extract. For our Company’s beverage production, the coffee fruit raw materials are sent to a 3rd party flavor house which makes the KonaRed concentrate. After we take receipt of the extracts they are shipped to our bottling vendors. The bottling vendors then add our proprietary extract to other ingredients and finish assembly of our finished goods which are primarily comprised of ready-to-drink 10.5 oz. and 16 oz. size drink products. Once the bottling process is complete, finished goods are shipped back to our Company’s warehouse, or to a 3rd party shipping facility, and subsequently are disseminated to either distributors or shipped directly to retailers.

Inventories are valued at the lower of cost, as determined on an average basis, or market value. Market value is determined by reference to selling prices at, or around, balance sheet date or by management’s estimates based on prevailing market conditions. Management writes down the inventories to market value if it is below cost. Management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if a valuation allowance is required. If a valuation allowance is required, an offsetting entry is made which expenses the reserved inventory to cost of goods sold during the period in which the valuation was required. Subsequently, if this reserved inventory is used in future periods, an offset is entered to cost of goods sold which decreases cost of goods sold during that subsequent period. Costs of raw material and finished goods inventories include purchase and related costs incurred in bringing the products to their present location and condition. Labor, direct and indirect overhead, and the processing, bottling and shipping costs incurred during 3rd party manufacturing are factored into the costs of our inventories.